NATIONWIDE®

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5398–12/06

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev) 37,363 shares (cost $580,174)	$688,592

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlIntlValA) 1,821 shares (cost $29,953)	45,446

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 217,931 shares (cost $2,266,084)	2,196,743

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 8,595 shares (cost $70,955)	75,119

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,395 shares (cost $78,009)	86,596

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 40,916 shares (cost $1,491,828)	1,740,957

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 2,716 shares (cost $30,159)	30,669

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,291 shares (cost $30,196)	33,701

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 211 shares (cost $7,532)	7,528

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2 (FidVIPMMktS2) 465,069 shares (cost $465,069)	465,069

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 397 shares (cost $8,918)	9,463

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 53,442 shares (cost $972,151)	1,273,511

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 2,045 shares (cost $66,650)	64,184

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,655 shares (cost $46,495)	46,348

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,828 shares (cost $65,333)	63,246

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,071 shares (cost $27,568)	38,911

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund – Class 2 (FrVIPDevMrk2) 1,017 shares (cost $10,540)	14,019

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 43,305 shares (cost $443,694)	596,747

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,819 shares (cost $28,435)	34,044

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 37,378 shares (cost $564,449)	698,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund – Class 2 (FrVIPGroSec2) 1,486 shares (cost $17,300)	$23,675

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 57,815 shares (cost $1,594,149)	1,729,256

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 1,071 shares (cost $47,604)	54,416

Lord Abbett Series Growth and Income Fund – Class VC (LAGroInc) 3,354 shares (cost $95,573)	98,407

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV) 32,735 shares (cost $683,037)	712,964

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 53,934 shares (cost $663,703)	777,731

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 38,473 shares (cost $524,918)	559,015

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 74,165 shares (cost $962,020)	1,059,814

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 1,330 shares (cost $46,765)	49,197

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 47,633 shares (cost $1,743,937)	1,973,449

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 8,136 shares (cost $67,906)	69,562

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 185 shares (cost $4,485)	4,579

Oppenheimer Variable Account Funds – Oppenheimer Main Street ® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 68,633 shares (cost $1,105,494)	1,314,317

PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares (PVITHighY) 122,237 shares (cost $1,008,350)	1,019,455

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 151,555 shares (cost $1,542,487)	1,524,639

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 304,689 shares (cost $3,172,017)	3,083,456

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,635 shares (cost $62,209)	65,353

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 34,614 shares (cost $760,443)	1,016,271

Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I (VKGrInc) 61,923 shares (cost $1,196,152)	1,362,305

Total investments	24,706,974

Accounts receivable	4,159

Total assets	24,711,133
Accounts payable	–

Contract owners’ equity (note 4)	$24,711,133

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPInflPro2	ACVPUltra	ACVPVal
Reinvested dividends	$506,085	–	573	–	107	75,264	–	873
Mortality and expense risk charges (note 2)	(98,680)	(2,434)	(142)	(2)	(56)	(9,444)	(4)	(245)

Net investment income (loss)	407,405	(2,434)	431	(2)	51	65,820	(4)	628

Proceeds from mutual funds shares sold	7,236,613	150,914	3,226	21,848	45,664	548,618	38,820	18,792
Cost of mutual fund shares sold	(6,400,970)	(108,403)	(2,379)	(20,383)	(44,941)	(569,256)	(36,561)	(19,309)

Realized gain (loss) on investments	835,643	42,511	847	1,465	723	(20,638)	2,259	(517)
Change in unrealized gain (loss) on investments	1,098,922	43,008	10,233	(229)	(1,293)	(18,800)	(1,249)	5,067

Net gain (loss) on investments	1,934,565	85,519	11,080	1,236	(570)	(39,438)	1,010	4,550

Reinvested capital gains	347,641	12,826	753	–	1,762	–	–	5,508

Net increase (decrease) in contract owners’ equity resulting from operations	$2,689,611	95,911	12,264	1,234	1,243	26,382	1,006	10,686

Investment activity:	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$1,169	25,616	–	974	17	32,217	–	12,217
Mortality and expense risk charges (note 2)	(228)	(6,918)	(30)	(122)	(12)	(3,098)	(6)	(6,012)

Net investment income (loss)	941	18,698	(30)	852	5	29,119	(6)	6,205

Proceeds from mutual funds shares sold	609	419,060	83	1,202	22,757	742,152	2,585	603,749
Cost of mutual fund shares sold	(533)	(360,211)	(82)	(1,078)	(22,693)	(742,152)	(2,571)	(450,734)

Realized gain (loss) on investments	76	58,849	1	124	64	–	14	153,015
Change in unrealized gain (loss) on investments	7,048	181,674	510	878	176	–	545	75,831

Net gain (loss) on investments	7,124	240,523	511	1,002	240	–	559	228,846

Reinvested capital gains	–	–	–	3,763	–	–	–	9,181

Net increase (decrease) in contract owners’ equity resulting from operations	$8,065	259,221	481	5,617	245	29,119	553	244,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPSmCapV2	FrVIPUSGov2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2
Reinvested dividends	$664	1,758	124	237	2,551	107	7,407	279
Mortality and expense risk charges (note 2)	(201)	(167)	(180)	(136)	(118)	(37)	(2,278)	(83)

Net investment income (loss)	463	1,591	(56)	101	2,433	70	5,129	196

Proceeds from mutual funds shares sold	18,008	999	8,015	788	59,771	376	189,406	2,428
Cost of mutual fund shares sold	(18,423)	(1,035)	(9,051)	(568)	(61,226)	(283)	(140,516)	(1,903)

Realized gain (loss) on investments	(415)	(36)	(1,036)	220	(1,455)	93	48,890	525
Change in unrealized gain (loss) on investments	(2,466)	97	(2,087)	3,941	–	2,431	87,584	4,050

Net gain (loss) on investments	(2,881)	61	(3,123)	4,161	(1,455)	2,524	136,474	4,575

Reinvested capital gains	5,067	107	5,586	1,323	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,649	1,759	2,407	5,585	978	2,594	141,603	4,771

Investment activity:	FrVIPForSec3	FrVIPGroSec2	JanBal	JanForty	JanIntGroS2	LAGroInc	LAMidCapV	MFSValS
Reinvested dividends	$16,641	288	–	2,499	384	1,166	3,508	5,647
Mortality and expense risk charges (note 2)	(4,965)	(86)	–	(6,698)	(46)	(197)	(2,473)	(2,699)

Net investment income (loss)	11,676	202	–	(4,199)	338	969	1,035	2,948

Proceeds from mutual funds shares sold	874,256	812	4,027	339,582	123	60,587	61,084	138,204
Cost of mutual fund shares sold	(677,987)	(653)	(4,008)	(321,811)	(116)	(58,072)	(51,589)	(109,440)

Realized gain (loss) on investments	196,269	159	19	17,771	7	2,515	9,495	28,764
Change in unrealized gain (loss) on investments	26,971	3,062	–	140,835	6,812	3,473	9,164	76,118

Net gain (loss) on investments	223,240	3,221	19	158,606	6,819	5,988	18,659	104,882

Reinvested capital gains	–	803	–	–	–	3,124	54,654	19,003

Net increase (decrease) in contract owners’ equity resulting from operations	$234,916	4,226	19	154,407	7,157	10,081	74,348	126,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTFasc	NBAMTInt	NBAMTRegS	OppGlSec3	OppCapAp	OppGlSec	OppHighInc	OppMSt
Reinvested dividends	$–	762	–	209	6,770	–	5,300	12
Mortality and expense risk charges (note 2)	(2,193)	(1,377)	(73)	(108)	(7,658)	(3)	(267)	(9)

Net investment income (loss)	(2,193)	(615)	(73)	101	(888)	(3)	5,033	3

Proceeds from mutual funds shares sold	101,802	48,634	35,166	349	311,607	25,079	19,922	17,864
Cost of mutual fund shares sold	(87,802)	(39,526)	(37,339)	(341)	(265,323)	(20,155)	(20,150)	(16,463)

Realized gain (loss) on investments	14,000	9,108	(2,173)	8	46,284	4,924	(228)	1,401
Change in unrealized gain (loss) on investments	2,468	63,409	–	2,393	101,284	(3,722)	787	(767)

Net gain (loss) on investments	16,468	72,517	(2,173)	2,401	147,568	1,202	559	634

Reinvested capital gains	14,631	2,813	–	1,093	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$28,906	74,715	(2,246)	3,595	146,680	1,199	5,592	637

Investment activity:	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet	TRowEqInc2	VKUSRealEst	VKGrInc
Reinvested dividends	$1,874	73,425	67,208	131,762	405	10,815	15,256
Mortality and expense risk charges (note 2)	(5,045)	(4,430)	(6,653)	(12,250)	(63)	(3,999)	(5,435)

Net investment income (loss)	(3,171)	68,995	60,555	119,512	342	6,816	9,821

Proceeds from mutual funds shares sold	268,737	299,889	452,016	607,208	173	361,502	308,120
Cost of mutual fund shares sold	(196,980)	(293,604)	(458,682)	(631,138)	(166)	(243,100)	(252,234)

Realized gain (loss) on investments	71,757	6,285	(6,666)	(23,930)	7	118,402	55,886
Change in unrealized gain (loss) on investments	73,052	15,099	1,817	(5,197)	3,145	131,400	50,370

Net gain (loss) on investments	144,809	21,384	(4,849)	(29,127)	3,152	249,802	106,256

Reinvested capital gains	36,991	–	–	17,667	1,488	64,932	84,566

Net increase (decrease) in contract owners’ equity resulting from operations	$178,629	90,379	55,706	108,052	4,982	321,550	200,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Year Ended December 31, 2006 and 2005

	Total		AIMCapDev		AlIntlValA		AlRealEstA
Investment activity:	2006	2005	2006	2005	2006	2005	2006		2005
Net investment income (loss)	$407,405	270,032	(2,434)	(1,863)	431	136	(2)		452
Realized gain (loss) on investments	835,643	596,873	42,511	17,076	847	1,565	1,465		(1)
Change in unrealized gain (loss) on investments	1,098,922	310,304	43,008	32,297	10,233	4,068	(229)		(331)
Reinvested capital gains	347,641	185,691	12,826	–	753	738	–		1,617

Net increase (decrease) in contract owners’ equity resulting from operations	2,689,611	1,362,900	95,911	47,510	12,264	6,507	1,234		1,737

Equity transactions:
Purchase payments received from contract owners (note 3)	3,392,612	13,287,469	86,956	319,508	–	12,735	850		2,499
Transfers between funds	–	–	60,740	(66,841)	(2,737)	–	(21,844)		–
Redemptions (note 3)	(4,941,530)	(3,884,019)	(113,173)	(77,976)	(346)	(14,138)	–		–
Adjustments to maintain reserves	5,760	(1,666)	(7)	–	(16)	–	(9)		8

Net equity transactions	(1,543,158)	9,401,784	34,516	174,691	(3,099)	(1,403)	(21,003	)_	2,507

Net change in contract owners’ equity	1,146,453	10,764,684	130,427	222,201	9,165	5,104	(19,769)		4,244
Contract owners’ equity beginning of period	23,564,680	12,799,996	558,168	335,967	36,264	31,160	19,769		15,525

Contract owners’ equity end of period	$24,711,133	23,564,680	688,595	558,168	45,429	36,264	–		19,769

CHANGES IN UNITS:
Beginning units	1,783,470	962,307	32,359	21,253	1,672	1,672	912		797

Units purchased	530,627	1,652,112	10,730	20,782	–	695	37		115
Units redeemed	(645,851)	(830,949)	(8,707)	(9,676)	(120)	(695)	(949)		–

Ending units	1,668,246	1,783,470	34,382	32,359	1,552	1,672	–		912

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpA		ACVPIncGr		ACVPInflPro2		ACVPInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$51	174	–	79	65,820	68,303	–	3
Realized gain (loss) on investments	723	(88)	–	390	(20,638)	(655)	–	–
Change in unrealized gain (loss) on investments	(1,293)	585	–	–	(18,800)	(55,030)	–	–
Reinvested capital gains	1,762	1,734	–	–	–	675	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,243	2,405	–	469	26,382	13,293	–	3

Equity transactions:
Purchase payments received from contract owners (note 3)	6,700	12,666	–	8,301	307,858	1,116,161	–	216
Transfers between funds	(45,458)	(8,077)	–	(8,509)	178,549	448,678	–	(219)
Redemptions (note 3)	(145)	(7)	–	(12)	(623,782)	(274,657)	–	–
Adjustments to maintain reserves	(2)	(11)	–	(249)	256	(128)	–	–

Net equity transactions	(38,905)	4,571	–	(469)	(137,119)	1,290,054	–	(3)

Net change in contract owners’ equity	(37,662)	6,976	–	–	(110,737)	1,303,347	–	–
Contract owners’ equity beginning of period	37,662	30,686	–	–	2,307,446	1,004,099	–	–

Contract owners’ equity end of period	$–	37,662	–	–	2,196,709	2,307,446	–	–

CHANGES IN UNITS:
Beginning units	1,986	1,724	–	–	205,890	90,590	–	–

Units purchased	1,320	715	–	587	47,163	141,718	–	16
Units redeemed	(3,306)	(453)	–	(587)	(59,480)	(26,418)	–	(16)

Ending units	–	1,986	–	–	193,573	205,890	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPVal		DryStkIx		DryVIFApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4)	(105)	628	248	941	233	18,698	(5,195)
Realized gain (loss) on investments	2,259	–	(517)	56	76	7	58,849	11,362
Change in unrealized gain (loss) on investments	(1,249)	528	5,067	(2,759)	7,048	541	181,674	44,248
Reinvested capital gains	–	–	5,508	4,710	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,006	423	10,686	2,255	8,065	781	259,221	50,415

Equity transactions:
Purchase payments received from contract owners (note 3)	1,700	5,014	21,000	–	19,000	–	227,545	902,193
Transfers between funds	(38,815)	–	(1,522)	25,000	41,121	–	(68,190)	60,470
Redemptions (note 3)	–	–	(1,130)	(3,696)	(382)	(95)	(313,402)	(250,440)
Adjustments to maintain reserves	8	(6)	(3)	(19)	6	(6)	(43)	13

Net equity transactions	(37,107)	5,008	18,345	21,285	59,745	(101)	(154,090)	712,236

Net change in contract owners’ equity	(36,101)	5,431	29,031	23,540	67,810	680	105,131	762,651
Contract owners’ equity beginning of period	36,101	30,670	46,084	22,544	18,783	18,103	1,635,800	873,149

Contract owners’ equity end of period	$–	36,101	75,115	46,084	86,593	18,783	1,740,931	1,635,800

CHANGES IN UNITS:
Beginning units	2,643	2,286	2,917	1,494	1,279	1,286	125,771	69,765

Units purchased	121	357	4,372	1,667	3,868	–	21,392	77,378
Units redeemed	(2,764)	–	(3,268)	(244)	(24)	(7)	(31,840)	(21,372)

Ending units	–	2,643	4,021	2,917	5,123	1,279	115,323	125,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPMMktS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(30)	–	852	346	5	(1,224)	29,119	18,321
Realized gain (loss) on investments	1	–	124	223	64	142,104	–	–
Change in unrealized gain (loss) on investments	510	–	878	(19)	176	(40,719)	–	–
Reinvested capital gains	–	–	3,763	1,070	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	481	–	5,617	1,620	245	100,161	29,119	18,321

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	–	–	–	1,962	875,718	85,672	653,637
Transfers between funds	25,241	–	–	–	(9,241)	(1,634,275)	(305,054)	(231,881)
Redemptions (note 3)	(53)	–	(1,077)	(2,847)	(562)	(231,920)	(306,781)	(145,667)
Adjustments to maintain reserves	(9)	–	(13)	2	7	(15)	53	112

Net equity transactions	30,179	–	(1,090)	(2,845)	(7,834)	(990,492)	(526,110)	276,201

Net change in contract owners’ equity	30,660	–	4,527	(1,225)	(7,589)	(890,331)	(496,991)	294,522
Contract owners’ equity beginning of period	–	–	29,174	30,399	15,128	905,459	962,223	667,701

Contract owners’ equity end of period	$30,660	–	33,701	29,174	7,539	15,128	465,232	962,223

CHANGES IN UNITS:
Beginning units	–	–	1,877	2,060	1,084	67,988	93,161	66,129

Units purchased	2,666	–	–	–	86	69,064	36,798	72,986
Units redeemed	(5)	–	(64)	(183)	(665)	(135,968)	(86,797)	(45,954)

Ending units	2,661	–	1,813	1,877	505	1,084	43,162	93,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS		FidVIPOvSR		FidVIPConS		FidVIPIGBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6)	4,269	6,205	(2,948)	463	–	1,591	1,525
Realized gain (loss) on investments	14	68,737	153,015	40,192	(415)	–	(36)	(57)
Change in unrealized gain (loss) on investments	545	(91,868)	75,831	225,529	(2,466)	–	97	(1,721)
Reinvested capital gains	–	5,833	9,181	–	5,067	–	107	1,037

Net increase (decrease) in contract owners’ equity resulting from operations	553	(13,029)	244,232	262,773	2,649	–	1,759	784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,313	322,019	194,434	558,310	23,000	–	–	–
Transfers between funds	6,960	(1,173,108)	(382,984)	745,722	39,035	–	–	–
Redemptions (note 3)	(363)	(91,957)	(216,769)	(132,204)	(501)	–	(829)	(2,494)
Adjustments to maintain reserves	5	19	(19)	(1)	7	–	(9)	7

Net equity transactions	8,915	(943,027)	(405,338)	1,171,827	61,541	–	(838)	(2,487)

Net change in contract owners’ equity	9,468	(956,056)	(161,106)	1,434,600	64,190	–	921	(1,703)
Contract owners’ equity beginning of period	–	956,056	1,434,600	–	–	–	45,429	47,132

Contract owners’ equity end of period	$9,468	–	1,273,494	1,434,600	64,190	–	46,350	45,429

CHANGES IN UNITS:
Beginning units	–	58,722	115,078	–	–	–	4,027	4,249

Units purchased	440	21,934	17,440	144,672	4,359	–	–	–
Units redeemed	(23)	(80,656)	(45,575)	(29,594)	(1,002)	–	(73)	(222)

Ending units	417	–	86,943	115,078	3,357	–	3,954	4,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FrVIPSmCapV2		FrVIPUSGov2		FrVIPDevMrk2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56)	–	101	132	2,433	–	70	3,172
Realized gain (loss) on investments	(1,036)	–	220	451	(1,455)	–	93	23,201
Change in unrealized gain (loss) on investments	(2,087)	–	3,941	1,983	–	–	2,431	(10,923)
Reinvested capital gains	5,586	–	1,323	207	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,407	–	5,585	2,773	978	–	2,594	15,450

Equity transactions:
Purchase payments received from contract owners (note 3)	21,000	–	–	–	11,000	–	932	88,417
Transfers between funds	40,283	–	–	–	(11,643)	–	2,139	(295,822)
Redemptions (note 3)	(444)	–	(649)	(1,804)	(334)	–	(452)	(24,259)
Adjustments to maintain reserves	6	–	(24)	(1)	(1)	–	17	(13)

Net equity transactions	60,845	–	(673)	(1,805)	(978)	–	2,636	(231,677)

Net change in contract owners’ equity	63,252	–	4,912	968	–	–	5,230	(216,227)
Contract owners’ equity beginning of period	–	–	33,982	33,014	–	–	8,797	225,024

Contract owners’ equity end of period	$63,252	–	38,894	33,982	–	–	14,027	8,797

CHANGES IN UNITS:
Beginning units	–	–	1,841	1,938	–	–	357	11,584

Units purchased	9,209	–	–	–	5,431	–	107	4,543
Units redeemed	(4,551)	–	(33)	(97)	(5,431)	–	(18)	(15,770)

Ending units	4,658	–	1,808	1,841	–	–	446	357

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGroSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129	(197)	196	10,373	11,676	(650)	202	149
Realized gain (loss) on investments	48,890	6,828	525	66,545	196,269	25,604	159	252
Change in unrealized gain (loss) on investments	87,584	65,470	4,050	(86,067)	26,971	106,801	3,062	1,273
Reinvested capital gains	–	–	–	–	–	–	803	–

Net increase (decrease) in contract owners’ equity resulting from operations	141,603	72,101	4,771	(9,149)	234,916	131,755	4,226	1,674

Equity transactions:
Purchase payments received from contract owners (note 3)	90,963	114,054	1,974	286,555	161,158	492,012	–	–
Transfers between funds	(135,185)	418,879	6,991	(997,193)	(687,184)	670,216	–	–
Redemptions (note 3)	(43,412)	(62,250)	(393)	(72,526)	(188,562)	(116,085)	(723)	(1,827)
Adjustments to maintain reserves	(19)	(15)	(32)	39	(3)	(4)	(12)	(14)

Net equity transactions	(87,653)	470,668	8,540	(783,125)	(714,591)	1,046,139	(735)	(1,841)

Net change in contract owners’ equity	53,950	542,769	13,311	(792,274)	(479,675)	1,177,894	3,491	(167)
Contract owners’ equity beginning of period	542,769	–	20,741	813,015	1,177,894	–	20,168	20,335

Contract owners’ equity end of period	$596,719	542,769	34,052	20,741	698,219	1,177,894	23,659	20,168

CHANGES IN UNITS:
Beginning units	42,499	–	1,203	51,811	104,626	–	1,214	1,327

Units purchased	9,070	48,988	460	18,615	14,426	137,723	–	–
Units redeemed	(14,969)	(6,489)	(31)	(69,223)	(67,796)	(33,097)	(40)	(113)

Ending units	36,600	42,499	1,632	1,203	51,256	104,626	1,174	1,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanBal		JanForty		JanIntGroS2		LAGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(2)	(4,199)	(17)	338	–	969	534
Realized gain (loss) on investments	19	148	17,771	–	7	–	2,515	290
Change in unrealized gain (loss) on investments	–	(219)	140,835	(5,728)	6,812	–	3,473	(3,613)
Reinvested capital gains	–	–	–	–	–	–	3,124	5,018

Net increase (decrease) in contract owners’ equity resulting from operations	19	(73)	154,407	(5,745)	7,157	–	10,081	2,229

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	222,225	–	12,000	–	12,550	7,495
Transfers between funds	–	–	48,949	1,578,150	35,337	–	(8,773)	–
Redemptions (note 3)	(19)	(5,301)	(268,588)	(142)	(78)	–	(1,247)	(3,013)
Adjustments to maintain reserves	–	(4)	(11)	7	13	–	11	(13)

Net equity transactions	(19)	(5,305)	2,575	1,578,015	47,272	–	2,541	4,469

Net change in contract owners’ equity	–	(5,378)	156,982	1,572,270	54,429	–	12,622	6,698
Contract owners’ equity beginning of period	–	5,378	1,572,270	–	–	–	85,784	79,086

Contract owners’ equity end of period	$–	–	1,729,252	1,572,270	54,429	–	98,406	85,784

CHANGES IN UNITS:
Beginning units	–	442	103,685	–	–	–	5,598	5,309

Units purchased	–	–	25,601	103,695	2,737	–	3,711	487
Units redeemed	–	(442)	(24,396)	(10)	(4)	–	(3,813)	(198)

Ending units	–	–	104,890	103,685	2,733	–	5,496	5,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LAMidCapV		MFSValS		NBAMTFasc		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,035	671	2,948	936	(2,193)	(1,709)	(615)	(274)
Realized gain (loss) on investments	9,495	19,891	28,764	11,561	14,000	8,430	9,108	8,972
Change in unrealized gain (loss) on investments	9,164	(11,385)	76,118	8,261	2,468	8,921	63,409	30,879
Reinvested capital gains	54,654	34,810	19,003	10,391	14,631	2,342	2,813	1,620

Net increase (decrease) in contract owners’ equity resulting from operations	74,348	43,987	126,833	31,149	28,906	17,984	74,715	41,197

Equity transactions:
Purchase payments received from contract owners (note 3)	97,628	306,131	85,894	330,013	68,841	274,732	39,482	54,039
Transfers between funds	8,572	39,682	67,566	5,549	31,694	6,142	715,130	267,693
Redemptions (note 3)	(50,197)	(101,611)	(104,465)	(91,613)	(89,888)	(72,764)	(90,542)	(41,919)
Adjustments to maintain reserves	(63)	3	8	(15)	(25)	(19)	5,770	–

Net equity transactions	55,940	244,205	49,003	243,934	10,622	208,091	669,840	279,813

Net change in contract owners’ equity	130,288	288,192	175,836	275,083	39,528	226,075	744,555	321,010
Contract owners’ equity beginning of period	582,637	294,445	601,909	326,826	519,447	293,372	321,010	–

Contract owners’ equity end of period	$712,925	582,637	777,745	601,909	558,975	519,447	1,065,565	321,010

CHANGES IN UNITS:
Beginning units	33,604	18,301	39,338	22,640	35,403	20,482	27,390	–

Units purchased	7,435	22,718	12,492	23,776	9,052	20,788	55,403	36,479
Units redeemed	(4,254)	(7,415)	(9,499)	(7,078)	(8,131)	(5,867)	(8,853)	(9,089)

Ending units	36,785	33,604	42,331	39,338	36,324	35,403	73,940	27,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTRegS		OppGlSec3		OppCapAp		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(73)	–	101	(1)	(888)	5,996	(3)	124
Realized gain (loss) on investments	(2,173)	–	8	–	46,284	18,303	4,924	1,305
Change in unrealized gain (loss) on investments	–	–	2,393	40	101,284	69,195	(3,722)	2,737
Reinvested capital gains	–	–	1,093	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(2,246)	–	3,595	39	146,680	93,494	1,199	4,166

Equity transactions:
Purchase payments received from contract owners (note 3)	7,000	–	25,850	2,534	266,074	1,022,203	–	10,190
Transfers between funds	(4,547)	–	17,851	–	24,103	(45,074)	(25,075)	–
Redemptions (note 3)	(207)	–	(648)	(21)	(319,845)	(262,979)	–	(11,440)
Adjustments to maintain reserves	–	–	(10)	(1)	(19)	(28)	4	(1)

Net equity transactions	2,246	–	43,043	2,512	(29,687)	714,122	(25,071)	(1,251)

Net change in contract owners’ equity	–	–	46,638	2,551	116,993	807,616	(23,872)	2,915
Contract owners’ equity beginning of period	–	–	2,551	–	1,856,447	1,048,831	23,872	20,957

Contract owners’ equity end of period	$–	–	49,189	2,551	1,973,440	1,856,447	–	23,872

CHANGES IN UNITS:
Beginning units	–	–	212	–	130,109	76,917	1,241	1,241

Units purchased	3,036	–	6,512	214	26,483	78,887	–	638
Units redeemed	(3,036)	–	(3,238)	(2)	(28,001)	(25,695)	(1,241)	(638)

Ending units	–	–	3,486	212	128,591	130,109	–	1,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppHighInc		OppMSt		OppMStSCap		PVITHighY
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,033	2,291	3	92	(3,171)	(3,878)	68,995	50,769
Realized gain (loss) on investments	(228)	57	1,401	93	71,757	36,498	6,285	1,941
Change in unrealized gain (loss) on investments	787	(1,638)	(767)	861	73,052	54,994	15,099	(19,878)
Reinvested capital gains	–	–	–	–	36,991	21,832	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,592	710	637	1,046	178,629	109,446	90,379	32,832

Equity transactions:
Purchase payments received from contract owners (note 3)	13,000	–	7,096	27,225	165,719	609,570	152,683	570,222
Transfers between funds	16,428	–	(3,823)	(13,405)	(25,120)	4,799	7,918	39,544
Redemptions (note 3)	(1,523)	(3,294)	(14,037)	(158)	(176,251)	(191,420)	(302,156)	(124,718)
Adjustments to maintain reserves	16	(8)	(4)	6	59	(56)	(91)	(179)

Net equity transactions	27,921	(3,302)	(10,768)	13,668	(35,593)	422,893	(141,646)	484,869

Net change in contract owners’ equity	33,513	(2,592)	(10,131)	14,714	143,036	532,339	(51,267)	517,701
Contract owners’ equity beginning of period	36,053	38,645	14,714	–	1,171,292	638,953	1,070,273	552,572

Contract owners’ equity end of period	$69,566	36,053	4,583	14,714	1,314,328	1,171,292	1,019,006	1,070,273

CHANGES IN UNITS:
Beginning units	2,551	2,786	1,018	–	62,725	37,448	71,777	38,412

Units purchased	3,305	–	676	2,035	13,870	39,415	11,377	43,592
Units redeemed	(1,344)	(235)	(1,419)	(1,017)	(15,163)	(14,138)	(20,299)	(10,227)

Ending units	4,512	2,551	275	1,018	61,432	62,725	62,855	71,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITLowDur		PVITTotRet		TRowEqInc2		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$60,555	50,010	119,512	56,735	342	–	6,816	6,448
Realized gain (loss) on investments	(6,666)	(15,000)	(23,930)	2,346	7	–	118,402	70,935
Change in unrealized gain (loss) on investments	1,817	(20,096)	(5,197)	(85,242)	3,145	–	131,400	39,153
Reinvested capital gains	–	4,257	17,667	45,050	1,488	–	64,932	21,087

Net increase (decrease) in contract owners’ equity resulting from operations	55,706	19,171	108,052	18,889	4,982	–	321,550	137,623

Equity transactions:
Purchase payments received from contract owners (note 3)	229,048	2,047,857	399,261	1,061,037	10,000	–	129,366	499,477
Transfers between funds	109,389	(1,094,660)	487,801	1,264,850	50,482	–	(194,400)	(83,495)
Redemptions (note 3)	(487,711)	(767,568)	(803,476)	(276,003)	(111)	–	(166,032)	(137,994)
Adjustments to maintain reserves	(161)	(171)	134	(883)	5	–	(27)	33

Net equity transactions	(149,435)	185,458	83,720	2,049,001	60,376	–	(231,093)	278,021

Net change in contract owners’ equity	(93,729)	204,629	191,772	2,067,890	65,358	–	90,457	415,644
Contract owners’ equity beginning of period	1,617,887	1,413,258	2,891,052	823,162	–	–	925,804	510,160

Contract owners’ equity end of period	$1,524,158	1,617,887	3,082,824	2,891,052	65,358	–	1,016,261	925,804

CHANGES IN UNITS:
Beginning units	153,951	135,231	252,413	73,293	–	–	41,247	26,488

Units purchased	52,582	228,472	84,043	204,713	5,218	–	5,427	26,779
Units redeemed	(66,589)	(209,752)	(76,440)	(25,593)	(9)	–	(13,758)	(12,020)

Ending units	139,944	153,951	260,016	252,413	5,209	–	32,916	41,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCom		VKGrInc
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$–	(93)	9,821	5,667
Realized gain (loss) on investments	–	(689)	55,886	28,000
Change in unrealized gain (loss) on investments	–	–	50,370	49,176
Reinvested capital gains	–	–	84,566	21,663

Net increase (decrease) in contract owners’ equity resulting from operations	–	(782)	200,643	104,506

Equity transactions:
Purchase payments received from contract owners (note 3)	–	105	177,878	694,624
Transfers between funds	–	100,000	(50,684)	(22,815)
Redemptions (note 3)	–	(99,322)	(250,245)	(185,878)
Adjustments to maintain reserves	–	(1)	7	(54)

Net equity transactions	–	782	(123,044)	485,877

Net change in contract owners’ equity	–	–	77,599	590,383
Contract owners’ equity beginning of period	–	–	1,284,696	694,313

Contract owners’ equity end of period	$–	–	1,362,295	1,284,696

CHANGES IN UNITS:
Beginning units	–	–	78,812	46,642

Units purchased	–	9,878	12,172	46,991
Units redeemed	–	(9,878)	(18,833)	(14,821)

Ending units	–	–	72,151	78,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

The initial deposits for this variable account were made on the last business day of 2002. As such, the Financial Highlights for 2002 represents the activity for one day.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)*

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

    AIM Variable Insurance Funds – AIM V.I. Dynamics Fund – Series I (AIMDyn)*

    AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I (AIMSmCpGr)

        (formerly AIM Variable Insurance Funds – AIM V.I. Small Company Growth Fund – Series I)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A         (AlGrIncA)*

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A (AlIntlValA)

    AllianceBernstein Variable Products Series Fund Inc. – Real Estate Investment Portfolio – Class A         (AlRealEstA)*

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class A         (AlSmMdCpA)*

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)*

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)*

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)*

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)*

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Markets Portfolio – Initial Shares (DryEmMkt)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)*

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2 (FidVIPMMktS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolio of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Franklin US Government Fund –

        Class 2 (FrVIPUSGov2)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund –

        Class 2 (FrVIPDevMrk2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund –

        Class 2 (FrVIPGroSec2)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)*

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Fundamental Equity Portfolio – Service Shares (JanFundEq)

        (formerly Janus Aspen Series – Core Equity Portfolio – Service Shares)*

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)*

Portfolios of the Legg Mason Partners Variable Portfolios I Inc.;

    Legg Mason Partners Variable Portfolios I Inc. – Large Cap Growth Portfolio – Class II (LMVPLrgCp)

        (formerly Salomon Brothers Variable Series Funds Inc. – Large Cap Growth Fund – Class II)*

    Legg Mason Partners Variable Portfolios I Inc. – Small Cap Growth Portfolio – Class II (LMVPSmCp)

        (formerly Salomon Brothers Variable Series Funds Inc. – Small Cap Growth Fund – Class II)*

Lord Abbett Series Growth and Income Fund – Class VC (LAGroInc)

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)*

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)*

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)*

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares (PVITHighY)

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio –

        Administrative Shares (PVITLowDur)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)*

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class I (VKCom)*

    Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I (VKGrInc)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-13 Options

BOA Advisor
Variable Account Charges – Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are utilized.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPInflPro2	ACVPUltra	ACVPVal
0.35%	$61,316	1,545	142	2	56	5,407	4	221
0.55%	37,364	889	–	–	–	4,037	–	24

Totals	$98,680	2,434	142	2	56	9,444	4	245

	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS	FidVIPOvSR
0.35%	$228	4,351	30	80	4	1,500	1	3,799
0.55%	–	2,567	–	42	8	1,598	5	2,213

Totals	$228	6,918	30	122	12	3,098	6	6,012

	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPSmCapV2	FrVIPUSGov2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2
0.35%	$201	140	180	112	118	24	1,625	78
0.55%	–	27	–	24	–	13	653	5

Totals	$201	167	180	136	118	37	2,278	83

	FrVIPForSec3	FrVIPGroSec2	JanBal	JanForty	JanIntGroS2	LAGroInc	LAMidCapV	MFSValS
0.35%	$3,147	52	–	4,290	46	153	1,765	1,721
0.55%	1,818	34	–	2,408	–	44	708	978

Totals	$4,965	86	–	6,698	46	197	2,473	2,699

	NBAMTFasc	NBAMTInt	NBAMTRegS	OppGlSec3	OppCapAp	OppGlSec	OppHighInc	OppMSt
0.35%	$1,367	986	73	108	4,876	3	208	3
0.55%	826	391	–	–	2,782	–	59	6

Totals	$2,193	1,377	73	108	7,658	3	267	9

	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet	TRowEqInc2	VKUSRealEst	VKGrInc
0.35%	$3,304	2,489	3,719	7,140	63	2,550	3,405
0.55%	1,741	1,941	2,934	5,110	–	1,449	2,030

Totals	$5,045	4,430	6,653	12,250	63	3,999	5,435

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $0 and $10,933, respectively, and total transfers from the Account to the fixed account were $0 and $11,676, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2006 and for December 31, 2002 (commencement of operations). Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I
2006	0.35% to 0.55%	34,382	$ 20.06 to 19.90	$ 688,595	0.00%	16.11% to 15.88%
2005	0.35% to 0.55%	32,359	17.28 to 17.17	558,168	0.00%	9.22% to 9.00%
2004	0.35% to 0.55%	21,253	15.82 to 15.75	335,967	0.00%	15.10% to 14.86%
2003	0.35% to 0.55%	4,212	13.75 to 13.71	57,861	0.00%	34.88% to 34.61%
2002	0.55%	491	10.19	5,002	0.00%	0.00%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.35%	1,552	29.27	45,429	1.40%	34.96%
2005	0.35%	1,672	21.69	36,264	0.80%	16.38%
2004	0.35%	1,672	18.64	31,160	0.02%	24.76%
2003	0.35% to 0.55%	5,292	14.94 to 14.90	78,990	0.17%	43.86% to 43.57%
2002	0.55%	722	10.38	7,495	0.00%	0.00%

AllianceBernstein Variable Products Series Fund, Inc. – Real Estate Investment Portfolio – Class A
2005	0.35%	912	21.68	19,769	2.87%	11.28%
2004	0.35%	797	19.48	15,525	0.00%	35.15%

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2005	0.35%	1,986	18.96	37,662	0.84%	6.54%
2004	0.35%	1,724	17.80	30,686	0.00%	18.89%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.35% to 0.55%	193,573	11.37 to 11.28	2,196,709	3.34%	1.23% to 1.03%
2005	0.35% to 0.55%	205,890	11.23 to 11.16	2,307,446	4.54%	1.21% to 1.01%
2004	0.35% to 0.55%	90,590	11.10 to 11.05	1,004,099	5.40%	5.44% to 5.23%
2003	0.35% to 0.55%	20,698	10.52 to 10.50	217,659	1.06%	5.24% to 5.03%
2002	0.55%	1,750	10.00	17,500	0.00%	0.00%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2005	0.35%	2,643	13.66	36,101	0.00%	1.81%
2004	0.35%	2,286	13.42	30,670	0.00%	10.29%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.35% to 0.55%	4,021	18.69 to 18.54	75,115	1.44%	18.24% to 18.00%
2005	0.35% to 0.55%	2,917	15.81 to 15.71	46,084	1.19%	4.67% to 4.46%
2004	0.35% to 0.55%	1,494	15.10 to 15.04	22,544	0.00%	13.93% to 13.70%

Dreyfus Investment Portfolios – Emerging Markets Portfolio – Initial Shares
2002	0.55%	287	10.46	3,003	0.00%	0.00%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.35%	5,123	16.90	86,593	2.22%	15.09%
2005	0.35%	1,279	14.69	18,783	1.60%	4.33%
2004	0.35%	1,286	14.08	18,103	3.39%	10.25%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.35% to 0.55%	115,323	15.12 to 15.00	1,740,931	1.52%	16.07% to 15.84%
2005	0.35% to 0.55%	125,771	13.03 to 12.95	1,635,800	0.02%	4.01% to 3.81%
2004	0.35% to 0.55%	69,765	12.53 to 12.47	873,149	2.99%	4.68% to 4.47%
2003	0.35% to 0.55%	13,335	11.97 to 11.94	159,453	2.22%	20.75% to 20.50%
2002	0.55%	833	9.91	8,254	0.00%	0.00%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.35%	2,661	11.52	30,660	0.00%	3.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.35% to 0.55%	1,813	$ 18.63 to 18.47	$ 33,701	3.10%	19.66% to 19.42%
2005	0.35% to 0.55%	1,877	15.57 to 15.47	29,174	1.55%	5.39% to 5.18%
2004	0.35% to 0.55%	2,060	14.77 to 14.71	30,399	0.00%	10.99% to 10.77%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.35%	505	14.93	7,539	0.15%	6.36%
2005	0.35% to 0.55%	1,084	14.04 to 13.95	15,128	0.88%	5.30% to 5.09%
2004	0.35% to 0.55%	67,988	13.33 to 13.27	905,459	0.06%	2.90% to 2.70%
2003	0.35% to 0.55%	12,086	12.95 to 12.92	156,431	0.00%	32.32% to 32.05%

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2
2006	0.35% to 0.55%	43,162	10.80 to 10.71	465,232	4.51%	4.26% to 4.06%
2005	0.35% to 0.55%	93,161	10.35 to 10.29	962,223	2.64%	2.43% to 2.22%
2004	0.35% to 0.55%	66,129	10.11 to 10.07	667,701	0.78%	0.60% to 0.40%
2003	0.35% to 0.55%	10,754	10.05 to 10.03	108,017	0.50%	0.39% to 0.19%
2002	0.55%	1,274	10.01	12,749	0.00%	0.00%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.35%	417	22.71	9,468	0.00%	17.54%
2004	0.35% to 0.55%	58,722	16.29 to 16.23	956,056	0.44%	13.09% to 12.86%
2003	0.35% to 0.55%	13,136	14.41 to 14.38	189,116	0.00%	42.70% to 42.42%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.35% to 0.55%	86,943	14.66 to 14.61	1,273,494	0.90%	17.54% to 17.30%
2005	0.35% to 0.55%	115,078	12.47 to 12.45	1,434,600	0.00%	24.71% to 24.54%	(a)	(b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.35%	3,357	19.12	64,190	2.07%	11.20%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.35% to 0.55%	3,954	11.73 to 11.64	46,350	3.83%	3.94% to 3.73%
2005	0.35% to 0.55%	4,027	11.29 to 11.22	45,429	3.67%	1.72% to 1.52%
2004	0.35% to 0.55%	4,249	11.10 to 11.05	47,132	0.00%	3.95% to 3.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.35%	4,658	13.58	63,252	0.39%	12.20%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.35% to 0.55%	1,808	21.53 to 21.36	38,894	0.65%	16.57% to 16.34%
2005	0.35% to 0.55%	1,841	18.47 to 18.36	33,982	0.76%	8.39% to 8.17%
2004	0.35% to 0.55%	1,938	17.04 to 16.97	33,014	0.31%	23.31% to 23.07%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund – Class 2
2006	0.35% to 0.55%	446	31.50 to 31.24	14,027	0.94%	27.64% to 27.39%
2005	0.35% to 0.55%	357	24.68 to 24.52	8,797	3.16%	26.98% to 26.73%
2004	0.35% to 0.55%	11,584	19.44 to 19.35	225,024	0.44%	24.27% to 24.03%
2003	0.35% to 0.55%	2,343	15.64 to 15.60	36,612	0.00%	52.46% to 52.15%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.35% to 0.55%	36,600	16.32 to 16.26	596,719	1.30%	27.72% to 27.46%
2005	0.35% to 0.55%	42,499	12.77 to 12.76	542,769	0.23%	27.75% to 27.58%	(a)	(b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.35%	1,632	20.87	34,052	1.02%	21.02%
2005	0.35% to 0.55%	1,203	17.24 to 17.13	20,741	2.96%	9.78% to 9.56%
2004	0.35% to 0.55%	51,811	15.70 to 15.64	813,015	1.16%	18.11% to 17.88%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.35% to 0.55%	51,256	13.63 to 13.59	698,219	1.77%	21.04% to 20.79%
2005	0.35% to 0.55%	104,626	11.26 to 11.25	1,177,894	0.32%	12.62% to 12.47%	(a)	(b)

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund – Class 2
2006	0.35% to 0.55%	1,174	20.20 to 20.04	23,659	1.31%	21.38% to 21.14%
2005	0.35% to 0.55%	1,214	16.64 to 16.54	20,168	1.14%	8.48% to 8.27%
2004	0.35% to 0.55%	1,327	15.34 to 15.28	20,335	2.11%	15.62% to 15.39%

Janus Aspen Series – Balanced Portfolio – Service Shares
2004	0.35%	442	12.17	5,378	5.43%	7.91%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.35% to 0.55%	104,890	16.52 to 16.38	1,729,252	0.15%	8.74% to 8.52%
2005	0.35% to 0.55%	103,685	15.19 to 15.09	1,572,270	0.00%	12.16% to 11.94%
2002	0.55%	1,014	9.61	9,747	0.00%	0.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.35%	2,733	$ 19.92	$ 54,429	1.41%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2002	0.55%	746	10.05	7,495	0.00%	0.00%

Lord Abbett Series Growth and Income Fund – Class VC
2006	0.35% to 0.55%	5,496	17.92 to 17.77	98,406	1.27%	16.86% to 16.63%
2005	0.35% to 0.55%	5,598	15.33 to 15.24	85,784	1.00%	2.89% to 2.68%
2004	0.35% to 0.55%	5,309	14.90 to 14.84	79,086	1.58%	12.26% to 12.03%

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.35% to 0.55%	36,785	19.41 to 19.25	712,925	0.54%	11.84% to 11.62%
2005	0.35% to 0.55%	33,604	17.36 to 17.25	582,637	0.58%	7.84% to 7.63%
2004	0.35% to 0.55%	18,301	16.10 to 16.03	294,445	0.48%	23.61% to 23.36%
2003	0.35% to 0.55%	3,281	13.02 to 12.99	42,696	1.08%	24.32% to 24.07%
2002	0.55%	501	10.47	5,247	0.00%	0.00%

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.35% to 0.55%	42,331	18.41 to 18.25	777,745	0.82%	20.08% to 19.84%
2005	0.35% to 0.55%	39,338	15.33 to 15.23	601,909	0.63%	6.09% to 5.88%
2004	0.35% to 0.55%	22,640	14.45 to 14.39	326,826	0.23%	14.42% to 14.19%
2003	0.35% to 0.55%	3,779	12.63 to 12.60	47,680	0.02%	24.27% to 24.02%
2002	0.55%	148	10.16	1,503	0.00%	0.00%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.35% to 0.55%	36,324	15.42 to 15.29	558,975	0.00%	4.88% to 4.67%
2005	0.35% to 0.55%	35,403	14.70 to 14.61	519,447	0.00%	2.54% to 2.33%
2004	0.35% to 0.55%	20,482	14.34 to 14.27	293,372	0.00%	11.49% to 11.26%
2003	0.35% to 0.55%	3,163	12.86 to 12.83	40,640	0.00%	24.63% to 24.38%
2002	0.55%	170	10.32	1,754	0.00%	0.00%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.35% to 0.55%	73,940	14.42 to 14.37	1,065,565	0.11%	23.02% to 22.78%
2005	0.35% to 0.55%	27,390	11.72 to 11.71	321,010	0.23%	17.23% to 17.07%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.35%	3,486	14.11	49,189	0.81%	17.28%
2005	0.35%	212	12.03	2,551	0.00%	20.32%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	128,591	15.38 to 15.25	1,973,440	0.35%	7.57% to 7.36%
2005	0.35% to 0.55%	130,109	14.29 to 14.20	1,856,447	0.84%	4.73% to 4.52%
2004	0.35% to 0.55%	76,917	13.65 to 13.59	1,048,831	0.14%	6.56% to 6.35%
2003	0.35% to 0.55%	14,790	12.81 to 12.78	189,257	0.04%	30.49% to 30.22%
2002	0.55%	917	9.81	8,998	0.00%	0.00%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2005	0.35%	1,241	19.24	23,872	0.96%	13.91%
2004	0.35%	1,241	16.89	20,957	0.00%	18.75%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	4,512	15.44 to 15.31	69,566	10.04%	9.04% to 8.82%
2005	0.35% to 0.55%	2,551	14.16 to 14.07	36,053	6.54%	1.96% to 1.75%
2004	0.35% to 0.55%	2,786	13.89 to 13.83	38,645	0.00%	8.59% to 8.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.35%	275	16.67	4,583	0.12%	14.62%
2005	0.35% to 0.55%	1,018	14.54 to 14.45	14,714	1.62%	5.61% to 5.39%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	61,432	21.43 to 21.26	1,314,328	0.15%	14.60% to 14.37%
2005	0.35% to 0.55%	62,725	18.70 to 18.59	1,171,292	0.00%	9.54% to 9.32%
2004	0.35% to 0.55%	37,448	17.07 to 17.00	638,953	0.00%	19.00% to 18.76%
2003	0.35% to 0.55%	6,989	14.35 to 14.32	100,212	0.00%	43.86% to 43.57%
2002	0.55%	401	9.97	3,999	0.00%	0.00%

PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares
2006	0.35% to 0.55%	62,855	16.24 to 16.11	1,019,006	7.03%	8.69% to 8.47%
2005	0.35% to 0.55%	71,777	14.94 to 14.85	1,070,273	6.68%	3.75% to 3.54%
2004	0.35% to 0.55%	38,412	14.40 to 14.34	552,572	5.03%	9.14% to 8.92%
2003	0.35% to 0.55%	5,561	13.20 to 13.17	73,320	4.06%	22.42% to 22.17%
2002	0.55%	487	10.78	5,249	0.00%	0.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.35% to 0.55%	139,944	$ 10.91 to 10.82	$1,524,158	4.28%	3.60% to 3.39%
2005	0.35% to 0.55%	153,951	10.53 to 10.47	1,617,887	3.86%	0.65% to 0.45%
2004	0.35% to 0.55%	135,231	10.46 to 10.42	1,413,258	0.50%	1.48% to 1.28%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.35% to 0.55%	260,016	11.88 to 11.78	3,082,824	4.41%	3.48% to 3.28%
2005	0.35% to 0.55%	252,413	11.48 to 11.41	2,891,052	3.44%	2.07% to 1.86%
2004	0.35% to 0.55%	73,293	11.25 to 11.20	823,162	1.27%	4.51% to 4.30%
2003	0.35% to 0.55%	20,255	10.76 to 10.73	217,749	1.39%	4.67% to 4.46%
2002	0.55%	1,070	10.28	10,995	0.00%	0.00%

T. Rowe Price Equity Income Portfolio – II
2006	0.35%	5,209	12.55	65,358	1.24%	18.23%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2003	0.35% to 0.55%	6,890	13.37 to 13.34	92,048	0.00%	27.42% to 27.16%
2002	0.55%	286	10.49	3,000	0.00%	0.00%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.35% to 0.55%	32,916	30.93 to 30.68	1,016,261	1.11%	37.56% to 37.29%
2005	0.35% to 0.55%	41,247	22.48 to 22.34	925,804	1.33%	16.64% to 16.41%
2004	0.35% to 0.55%	26,488	19.28 to 19.19	510,160	1.53%	35.92% to 35.65%
2003	0.35% to 0.55%	5,737	14.18 to 14.15	81,301	0.00%	37.03% to 36.76%
2002	0.55%	483	10.35	4,998	0.00%	0.00%

Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I
2006	0.35% to 0.55%	72,151	18.92 to 18.76	1,362,295	1.15%	15.83% to 15.60%
2005	0.35% to 0.55%	78,812	16.33 to 16.23	1,284,696	1.00%	9.60% to 9.38%
2004	0.35% to 0.55%	46,642	14.90 to 14.84	694,313	0.42%	13.98% to 13.75%
2003	0.35% to 0.55%	7,868	13.07 to 13.04	102,764	0.15%	27.58% to 27.33%
2002	0.55%	781	10.24	8,000	0.00%	0.00%

2006 Contract owners’ equity				$24,711,133

2005 Contract owners’ equity				$23,564,680

2004 Contract owners’ equity				$12,799,996

2003 Contract owners’ equity				$1,991,806

2002 Contract owners’ equity				$124,988

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

***

This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD US. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company